Bank Owned Life Insurance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, All Other Investments [Abstract]
Payment to Acquire Life Insurance Policy, Investing Activities	$ 2,000,000	$ 0	$ 5,000,000
Bank Owned Life Insurance (BOLI)	18,797,893	17,101,045
Life Insurance, Corporate or Bank Owned, Change in Value	506,000	$ 528,000	$ 423,000
BOLI death benefits	$ 654,133